Related parties (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions held with Related parties
Income from lease and sublease agreements	R$ 10,140	R$ 13,071	R$ 13,047
Related parties
Transactions held with Related parties
Income from lease and sublease agreements	10,140	13,071
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Income from lease and sublease agreements	0	R$ 0	R$ 0
Editora E Distribuidora Educacional S.A. | Somos Sistemas De Ensino S.A. [Member]
Transactions held with Related parties
Commercial sublease agreement, Monthly payments	R$ 596
Commercial sublease agreement, Maturity	Sep. 30, 2025
Commercial sublease agreement, Rate	Inflation index
Commercial sublease agreement, State of the property in use	São Paulo (São Paulo)
Somos Sistemas De Ensino S.A. [Member] | Editora Scipione S.A.
Transactions held with Related parties
Commercial lease agreement, Monthly payments	R$ 38
Commercial lease agreement, Maturity	60 months
Commercial lease agreement, Rate	Inflation index
Commercial lease agreement, State of the property in use	Pernambuco (Recife)
Somos Sistemas De Ensino S.A. [Member] | Editora Atica S.A.
Transactions held with Related parties
Commercial sublease agreement, Monthly payments	R$ 827
Commercial sublease agreement, Maturity	Sep. 30, 2025
Commercial sublease agreement, Rate	Inflation index
Commercial sublease agreement, State of the property in use	São Paulo (São José dos Campos)
Somos Sistemas De Ensino S.A. [Member] | Somos Idiomas Ltda
Transactions held with Related parties
Commercial sublease agreement, Monthly payments	R$ 53
Commercial sublease agreement, Maturity	Sep. 30, 2025
Commercial sublease agreement, Rate	Inflation index
Commercial sublease agreement, State of the property in use	São Paulo (São José dos Campos)
Somos Sistemas De Ensino S.A. [Member] | Saraiva Educação S.A (“Saraiva”)
Transactions held with Related parties
Commercial sublease agreement, Monthly payments	R$ 207
Commercial sublease agreement, Maturity	Sep. 30, 2025
Commercial sublease agreement, Rate	Inflation index
Commercial sublease agreement, State of the property in use	São Paulo (São José dos Campos)